Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000009621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000009621 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009621 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000009621 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000009621 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009621 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009621 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000009621 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009621 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000009623 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009623 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000009623 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000009623 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009623 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009623 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000009623 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009623 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000009620 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009620 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000009620 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000009620 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009620 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009620 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009620 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000009620 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009620 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000070639 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000070639 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070639 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000070639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000070639 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070639 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000070639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000070639 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000070639 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000070639 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173236 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000173236 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173236 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000173236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000173236 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173236 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000173236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173236 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173236 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173236 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173237 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000173237 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173237 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000173237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000173237 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173237 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000173237 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173237 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173237 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173237 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173238 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000173238 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173238 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000173238 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000173238 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173238 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000173238 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173238 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173238 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173238 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009624 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000009624 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009624 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000009624 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000009624 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000009624 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009624 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000009624 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009624 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009633 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009633 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000009633 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000009633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009633 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000009633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009635 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009635 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000009635 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000009635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009635 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000009635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009632 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009632 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000009632 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000009632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009632 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000009632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070640 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000070640 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000070640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000070640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000070640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171356 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000171356 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171356 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000171356 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171356 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000171356 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171357 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000171357 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171357 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000171357 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171357 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000171357 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009631 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009631 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000009631 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000009631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009631 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000009631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000009654 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000009654 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009654 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009654 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000009654 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000009654 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000009654 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000009656 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000009656 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009656 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009656 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000009656 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000009656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000009656 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000009653 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000009653 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009653 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009653 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000009653 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000009653 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000009653 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000009657 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000009657 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000009657 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009657 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000009657 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000009657 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000009657 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000009616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000009616 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000009616 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009616 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000009616 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009616 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009616 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009618 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000009618 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000009618 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009618 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000009618 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009618 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009618 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009615 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000009615 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000009615 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009615 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000009615 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009615 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009615 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009615 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000070638 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000070638 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070638 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000070638 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000070638 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000070638 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070638 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000070638 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173234 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000173234 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173234 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000173234 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000173234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173234 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000173234 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173235 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000173235 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173235 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173235 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000173235 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000173235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173235 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000173235 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033520 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000033520 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033520 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000033520 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000033520 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033520 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000033520 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009619 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000009619 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000009619 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009619 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000009619 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000009619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000009619 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000009619 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000009637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000009637 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000009637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000009637 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009637 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000009639 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000009639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000009639 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009639 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000009636 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000009636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000009636 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009636 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000070641 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000070641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000070641 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070641 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000192734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000192734 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000192734 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000192734 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000192734 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000192735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000192735 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000192735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000192735 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000192735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033521 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000033521 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000033521 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033521 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000009640 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000009640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000009640 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000009640 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000009692 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000009692 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
C000009692 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009692 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009692 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000009692 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000009647 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009647 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000009647 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009647 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000009647 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000009647 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000116212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000116212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000116212 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000116212 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000116212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000116212 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009646 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009646 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000009646 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009646 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000009646 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000009646 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009648 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009648 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000009648 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000009648 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000009648 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000009648 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000009697 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000009697 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000009697 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000009697 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009697 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009697 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000009697 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009695 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000009695 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000009695 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000009695 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009695 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009695 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000009695 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009696 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000009696 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000009696 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000009696 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000009696 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000009696 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000009696 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205208 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000205208 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000205208 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205208 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205208 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205208 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205208 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000212348 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000212348 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000212348 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000212348 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000212348 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000212348 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010945 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010945 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010945 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010945 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010945 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010945 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010941 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010941 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010941 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010941 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010941 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010941 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000225258 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000225258 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225258 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225258 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000225258 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000225258 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115393 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000115393 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115393 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115393 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000115393 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000115393 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010940 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010940 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010940 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010940 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010940 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010940 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000078417 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000078417 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000078417 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000078417 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000078417 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000078417 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010942 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010942 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010942 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010942 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010942 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010942 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010943 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010943 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010943 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010943 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010943 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010943 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010944 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010944 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010944 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010944 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010944 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010944 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010946 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000010946 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010946 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010946 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010946 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010946 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000010926 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010926 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010926 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010926 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010926 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010926 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010922 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010922 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010922 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010922 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010922 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010922 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010918 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010918 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010918 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010918 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010918 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010918 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010927 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010927 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010927 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010927 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010927 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010927 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010923 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010923 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010923 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010923 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010923 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010923 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010924 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010924 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010924 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010924 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010924 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010924 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000010925 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
C000010925 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010925 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000010925 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010925 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000010925 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222399 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000222399 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000222399 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000222399 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000222399 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000222399 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010953 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010953 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010953 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010953 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010953 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010953 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165408 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000165408 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000165408 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000165408 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000165408 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000165408 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000225259 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000225259 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000225259 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000225259 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000225259 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000225259 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115394 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000115394 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000115394 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000115394 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115394 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000115394 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010947 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010947 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010947 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010947 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010947 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010947 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010954 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010954 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010954 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010954 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010954 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010954 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010950 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010950 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010950 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010950 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010950 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010950 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010951 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010951 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010951 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010951 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010951 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010951 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010952 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000010952 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000010952 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010952 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010952 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000010952 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000009694 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000009694 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
C000009694 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000009694 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000009694 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000009694 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077258 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000077258 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
C000077258 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000077258 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077258 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077258 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205207 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000205207 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
C000205207 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000205207 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205207 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205207 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010932 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000010932 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
C000010932 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010932 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010932 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010932 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000010928 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000010928 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
C000010928 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010928 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010928 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010928 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000010929 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000010929 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
C000010929 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010929 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010929 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010929 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000010930 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000010930 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
C000010930 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010930 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010930 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010930 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000010933 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000010933 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
C000010933 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010933 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010933 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010933 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%